Vanguard Growth and Income Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a total return (capital appreciation plus dividend income) greater than the return of the Standard & Poor's 500 Index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Growth and Income Fund Participant) Vanguard Growth and Income Fund	Vanguard Growth and Income Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Growth and Income Fund Participant) Vanguard Growth and Income Fund	Vanguard Growth and Income Fund - Investor Shares
Management Fees	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.36%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Growth and Income Fund Participant) Vanguard Growth and Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Growth and Income Fund - Investor Shares	37	116	202	456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109%.

Primary Investment Strategies

To achieve its objective, the Fund's advisors use computer models to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500(r) Index (which is primarily composed of large-capitalization U.S. stocks), but are expected to provide a higher total return than that of the Index. At least 65% (and typically more than 90%) of the Fund's assets will be invested in stocks that are included in the Index. Most of the stocks held by the Fund provide dividend income as well as the potential for capital appreciation. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Growth and Income Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.10% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -23.47% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Growth and Income Fund Participant) Vanguard Growth and Income Fund	One Year	Five Years	Ten Years
Vanguard Growth and Income Fund - Investor Shares	32.59%	17.37%	6.68%
Vanguard Growth and Income Fund - Investor Shares Standard & Poor's 500 Index	32.39%	17.94%	7.41%

Vanguard Growth and Income Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a total return (capital appreciation plus dividend income) greater than the return of the Standard & Poor's 500 Index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Growth and Income Fund Participant:) Vanguard Growth and Income Fund	Vanguard Growth and Income Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Growth and Income Fund Participant:) Vanguard Growth and Income Fund	Vanguard Growth and Income Fund - Admiral Shares
Management Fees	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Growth and Income Fund Participant:) Vanguard Growth and Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Growth and Income Fund - Admiral Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109%.

Primary Investment Strategies

To achieve its objective, the Fund's advisors use computer models to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500(r) Index (which is primarily composed of large-capitalization U.S. stocks), but are expected to provide a higher total return than that of the Index. At least 65% (and typically more than 90%) of the Fund's assets will be invested in stocks that are included in the Index. Most of the stocks held by the Fund provide dividend income as well as the potential for capital appreciation. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Growth and Income Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.15% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -23.43% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Growth and Income Fund Participant:) Vanguard Growth and Income Fund	One Year	Five Years	Ten Years
Vanguard Growth and Income Fund - Admiral Shares	32.74%	17.51%	6.82%
Vanguard Growth and Income Fund - Admiral Shares Standard & Poor's 500 Index	32.39%	17.94%	7.41%

Vanguard Growth and Income Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a total return (capital appreciation plus dividend income) greater than the return of the Standard & Poor's 500 Index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Growth and Income Fund Retail) Vanguard Growth and Income Fund (USD $)	Vanguard Growth and Income Fund - Investor Shares	Vanguard Growth and Income Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Growth and Income Fund Retail) Vanguard Growth and Income Fund	Vanguard Growth and Income Fund - Investor Shares	Vanguard Growth and Income Fund - Admiral Shares
Management Fees	0.34%	0.23%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.03%
Total Annual Fund Operating Expenses	0.36%	0.26%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Growth and Income Fund Retail) Vanguard Growth and Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Growth and Income Fund - Investor Shares	37	116	202	456
Vanguard Growth and Income Fund - Admiral Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109%.

Primary Investment Strategies

To achieve its objective, the Fund's advisors use computer models to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500(r) Index (which is primarily composed of large-capitalization U.S. stocks), but are expected to provide a higher total return than that of the Index. At least 65% (and typically more than 90%) of the Fund's assets will be invested in stocks that are included in the Index. Most of the stocks held by the Fund provide dividend income as well as the potential for capital appreciation. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Growth and Income Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.10% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -23.47% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Growth and Income Fund Retail) Vanguard Growth and Income Fund	One Year	Five Years	Ten Years
Vanguard Growth and Income Fund - Investor Shares	32.59%	17.37%	6.68%
Vanguard Growth and Income Fund - Investor Shares Return After Taxes on Distributions	32.08%	17.02%	6.17%
Vanguard Growth and Income Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	18.81%	14.13%	5.43%
Vanguard Growth and Income Fund - Investor Shares Standard & Poor's 500 Index	32.39%	17.94%	7.41%
Vanguard Growth and Income Fund - Admiral Shares	32.74%	17.51%	6.82%
Vanguard Growth and Income Fund - Admiral Shares Standard & Poor's 500 Index	32.39%	17.94%	7.41%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Structured Broad Market Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

The following table describes the fees and expenses you may pay if you buy and hold DETERMINE IN BUILDLIST of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Structured Broad Market Fund Institutional) Vanguard Structured Broad Market Fund	Vanguard Structured Broad Market Fund - Institutional Shares	Vanguard Structured Broad Market Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Structured Broad Market Fund Institutional) Vanguard Structured Broad Market Fund	Vanguard Structured Broad Market Fund - Institutional Shares		Vanguard Structured Broad Market Fund - Institutional Plus Shares
Management Fees	0.23%		0.15%
12b-1 Distribution Fee	none		none
Other Expenses	0.01%		0.02%
Acquired Fund Fees and Expenses	0.01%		0.01%
Total Annual Fund Operating Expenses	0.25%	[1]	0.18%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Structured Broad Market Fund Institutional) Vanguard Structured Broad Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Structured Broad Market Fund - Institutional Shares	26	80	141	318
Vanguard Structured Broad Market Fund - Institutional Plus Shares	18	58	101	230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63%.

Primary Investment Strategies

The Fund invests in domestic stocks that span the capitalization of the overall market based on the advisor's assessment of the relative return potential of the securities. The advisor selects securities that it believes offer a good balance between reasonable valuations and attractive growth prospects relative to their industry peers. The advisor does this by using quantitative models to evaluate all of the securities in the Fund's benchmark, the Russell 3000 Index, while maintaining a risk profile similar to that of the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Fund is the successor to Vanguard Structured Broad Market Trust (the predecessor trust), a collective trust managed by Vanguard Fiduciary Trust Company, an affiliate of The Vanguard Group, Inc. The Fund's performance includes the performance of the predecessor trust, restated to reflect the expenses of the Fund's Institutional Plus Shares since the Fund's inception as a registered investment company. The Fund is managed with the same investment objective, strategies, policies, and risks as was the predecessor trust. The predecessor trust was not an investment company and, therefore, was not subject to certain investment restrictions that are imposed by the Investment Company Act of 1940.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Structured Broad Market Fund Institutional Plus Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.40% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.92% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Structured Broad Market Fund Institutional) Vanguard Structured Broad Market Fund	One Year	Five Years	Since Inception
Vanguard Structured Broad Market Fund - Institutional Shares	36.35%	19.28%	6.46%
Vanguard Structured Broad Market Fund - Institutional Shares Russell 3000 Index	33.55%	18.71%	6.60%
Vanguard Structured Broad Market Fund - Institutional Plus Shares	36.45%	19.36%	8.22%
Vanguard Structured Broad Market Fund - Institutional Plus Shares Return After Taxes on Distributions	34.56%	18.76%	7.83%
Vanguard Structured Broad Market Fund - Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares	21.97%	15.81%	6.70%
Vanguard Structured Broad Market Fund - Institutional Plus Shares Russell 3000 Index	33.55%	18.71%	8.05%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Plus Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Structured Large-Cap Equity Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Structured Large-Cap Equity Fund Institutional) Vanguard Structured Large-Cap Equity Fund	Vanguard Structured Large-Cap Equity Fund - Institutional Shares	Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Structured Large-Cap Equity Fund Institutional) Vanguard Structured Large-Cap Equity Fund	Vanguard Structured Large-Cap Equity Fund - Institutional Shares	Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Management Fees	0.20%	0.15%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.02%
Total Annual Fund Operating Expenses	0.24%	0.17%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Structured Large-Cap Equity Fund Institutional) Vanguard Structured Large-Cap Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Structured Large-Cap Equity Fund - Institutional Shares	25	77	135	306
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares	17	55	96	217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62%.

Primary Investment Strategies

The Fund invests predominantly in large-capitalization domestic stocks based on the advisor's assessment of the relative return potential of the securities. The advisor selects securities that it believes offer a good balance between reasonable valuations and attractive growth prospects relative to their industry peers. The advisor does this by using quantitative models to evaluate all of the securities in the Fund's benchmark, the Standard & Poor's 500 Index, while maintaining a risk profile similar to that of the Index. The Fund invests at least 80% of its assets in large-cap equity securities.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Structured Large-Cap Equity Fund Institutional Plus Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.80% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.22% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Structured Large-Cap Equity Fund Institutional) Vanguard Structured Large-Cap Equity Fund	One Year	Five Years	Since Inception
Vanguard Structured Large-Cap Equity Fund - Institutional Shares	32.17%	18.15%	7.01%
Vanguard Structured Large-Cap Equity Fund - Institutional Shares Standard & Poor's 500 Index	32.39%	17.94%	7.08%
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares	32.27%	18.23%	7.07%
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares Return After Taxes on Distributions	31.72%	17.81%	6.63%
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares	18.69%	14.88%	5.63%
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares Standard & Poor's 500 Index	32.39%	17.94%	7.05%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Plus Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.